UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Income Fund
Class A [SDSAX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$48	0.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$659,718,780
Total Number of Portfolio Holdings*	567
Portfolio Turnover Rate	57%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Income Fund	PAGE 1	7175-STSR-0325

Western Asset Income Fund
Class C [LWSIX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$84	1.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$659,718,780
Total Number of Portfolio Holdings*	567
Portfolio Turnover Rate	57%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Income Fund	PAGE 1	7064-STSR-0325

Western Asset Income Fund
Class C1 [SDSIX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$71	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$659,718,780
Total Number of Portfolio Holdings*	567
Portfolio Turnover Rate	57%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Income Fund	PAGE 1	7211-STSR-0325

Western Asset Income Fund
Class I [SDSYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$34	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$659,718,780
Total Number of Portfolio Holdings*	567
Portfolio Turnover Rate	57%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Income Fund	PAGE 1	7456-STSR-0325

Western Asset Income Fund
Class IS [WAGIX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$659,718,780
Total Number of Portfolio Holdings*	567
Portfolio Turnover Rate	57%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Income Fund	PAGE 1	7154-STSR-0325

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Income Fund
Financial Statements and Other Important Information
Semi-Annual  | January 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 39.2%
Communication Services — 7.1%
Diversified Telecommunication Services — 2.5%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	5,320,000	$4,165,550 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,610,000	1,105,581 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	3,310,000	2,637,471 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,670,000	1,330,184 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	5,146,050	5,551,121
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	1,000,000	924,127 (b)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	930,000	947,337 (a)
Total Diversified Telecommunication Services				16,661,371
Entertainment — 0.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	1,140,981 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	1,140,000	963,767 (a)
Nexstar Media Inc., Senior Notes	5.625%	7/15/27	2,190,000	2,161,355 (a)
Total Entertainment				4,266,103
Interactive Media & Services — 0.1%
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	580,000	530,819 (a)
Media — 2.9%
AMC Networks Inc., Senior Notes	4.250%	2/15/29	430,000	341,085
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	350,000	373,957 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	1,390,000	1,234,057 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	440,000	391,936 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	5.125%	8/15/27	1,320,000	1,286,765 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	1,693,046 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	2,380,000	$2,514,922 (a)
Gray Media Inc., Senior Notes	7.000%	5/15/27	1,000,000	980,298 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	475,000	418,000 (a)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	9,459,183	9,731,135 (a)(b)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	450,000	450,357
Total Media				19,415,558
Wireless Telecommunication Services — 0.9%
CSC Holdings LLC, Senior Notes	7.500%	4/1/28	220,000	162,311 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	4,500,000	4,480,703 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	200,000	151,174 (a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	513,000	509,459 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	682,000	604,817 (a)
Total Wireless Telecommunication Services				5,908,464

Total Communication Services				46,782,315
Consumer Discretionary — 7.3%
Automobile Components — 0.6%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	830,000	842,100 (a)(c)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,200,000	1,200,855 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	2,120,000	2,044,320 (a)
Total Automobile Components				4,087,275
Automobiles — 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	390,000	326,517
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	2,000,000	2,005,797 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,280,000	4,263,905 (a)
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	956,000	951,811 (a)
Total Automobiles				7,548,030
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — 0.5%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	930,000	$987,049 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,080,000	944,425
Prosus NV, Senior Notes	3.061%	7/13/31	1,660,000	1,389,844 (a)
Total Broadline Retail				3,321,318
Diversified Consumer Services — 0.1%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	580,000	532,536 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,770,000	364,656 (a)
Total Diversified Consumer Services				897,192
Hotels, Restaurants & Leisure — 3.4%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	630,000	649,767 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	930,000	942,163 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	200,000	200,512 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,410,000	1,414,374 (a)(c)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	750,000	798,659 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,150,000	3,175,983 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	990,000	989,783 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	96,000	96,411 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	590,000	599,581 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	2,200,000	2,337,465 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	110,000	111,990 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	1,500,000	1,512,817 (a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000 GBP	1,493,195 (d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000	600,082
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	996,221
Sands China Ltd., Senior Notes	2.850%	3/8/29	730,000	655,081
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000	180,373
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,400,000	1,414,561 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,690,000	1,832,989 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	2,170,000	$2,270,378 (a)
Total Hotels, Restaurants & Leisure				22,272,385
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	5.700%	4/1/26	548,000	550,155
Specialty Retail — 1.3%
FirstCash Inc., Senior Notes	5.625%	1/1/30	690,000	675,863 (a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	1,930,000	1,657,643 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	260,000	243,827 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,500,000	2,214,049 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,000,000	778,580 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	2,070,000	2,065,534 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,000,000	1,008,308
Total Specialty Retail				8,643,804
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	1,060,000	1,015,888 (a)

Total Consumer Discretionary				48,336,047
Consumer Staples — 0.3%
Food Products — 0.3%
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	1,400,000	1,429,572 (a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	820,000	818,045 (a)

Total Consumer Staples				2,247,617
Energy — 7.3%
Energy Equipment & Services — 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	940,000	957,180 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	962,000	860,817 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,260,000	1,847,327 (a)
Total Energy Equipment & Services				3,665,324
Oil, Gas & Consumable Fuels — 6.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,550,000	1,622,914 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Chord Energy Corp., Senior Notes	6.375%	6/1/26	3,270,000	$3,273,031 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	220,000	230,616 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	400,000	403,089 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	1,670,000	1,619,561
Energy Transfer LP, Senior Notes	5.350%	5/15/45	270,000	243,299
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	230,000	247,917 (a)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	700,000	653,490
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	910,000	950,440 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	550,000	580,542 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	200,000	208,050 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	1,801,622	1,774,597 (a)(e)(f)(g)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	1,380,000	1,404,473 (a)
Occidental Petroleum Corp., Senior Notes	7.150%	5/15/28	1,980,000	2,096,822
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	615,000	631,278
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	3,180,000	3,568,399
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	320,000	223,977
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	1,080,000	1,152,538 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	730,000	747,552 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	1,400,000	1,438,090 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	280,000	280,852 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	890,000	801,224
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.895%	3/6/25	990,000	$991,291 (g)(h)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	1,030,000	1,046,759 (a)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	680,000	654,461 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,540,000	1,585,884
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	680,000	680,774 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	60,000	58,408 (a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	250,000	241,515 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	2,930,000	2,985,632 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	200,000	180,936 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	4,270,000	4,452,363 (a)(g)(h)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	440,000	463,358 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,400,000	1,542,029 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	1,300,000	1,294,243 (a)(c)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,170,000	1,931,131
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,880,000	1,598,720
YPF SA, Senior Notes	6.950%	7/21/27	770,000	775,957 (a)
Total Oil, Gas & Consumable Fuels				44,636,212

Total Energy				48,301,536
Financials — 4.7%
Banks — 2.4%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	1,520,000	1,470,622 (a)(g)(h)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	1,410,000	$1,474,142 (g)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	250,000	264,233 (g)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	740,000	731,231 (g)(h)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	1,600,000 EUR	1,670,994 (d)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,790,000	1,832,512 (a)(g)(h)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	2,950,000	3,376,825 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	830,000	872,049 (g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	1,230,000 GBP	1,596,855 (g)(h)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	1,450,000 GBP	1,661,744 (g)(h)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	780,000	816,944 (g)
Total Banks				15,768,151
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 0.6%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	830,000	$739,146 (a)
Credit Suisse AG AT1 Claim	—	—	5,380,000	0 *(e)(f)(i)
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	620,000	633,701 (g)(h)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	1,880,000	1,974,962 (a)(g)(h)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	580,000	633,887 (a)(g)(h)
Total Capital Markets				3,981,696
Financial Services — 1.2%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	780,000	799,956 (g)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	1,560,000	1,673,193 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	760,000	786,031 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,490,000	1,483,744 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	1,000,000	914,744 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	600,000	623,303 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	1,680,000	1,682,473 (a)
Total Financial Services				7,963,444
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	680,000	$686,242 (a)
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	1,768,000	1,821,040 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	940,000	972,182 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,793,222

Total Financials				31,192,755
Health Care — 2.6%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	470,000	455,713 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	1,200,000	1,220,846 (a)
Total Health Care Equipment & Supplies				1,676,559
Health Care Providers & Services — 1.3%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	1,780,000	1,541,596 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	580,000	398,677 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	1,840,000	1,207,937 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	690,000	670,557 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	150,000	128,001 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	820,000	669,753 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,040,000	2,103,694 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,490,000	1,591,377 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000	520,730 (a)
Total Health Care Providers & Services				8,832,322
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Technology — 0.2%
MPH Acquisition Holdings LLC	5.750%	12/31/30	168,392	$134,924
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	257,721	221,963 (b)
Multiplan Corp.	6.750%	3/31/31	1,453,887	720,699
Total Health Care Technology				1,077,586
Pharmaceuticals — 0.9%
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	410,000	375,150 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	820,000	721,437 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	1,500,000	1,606,356 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	500,000	489,568
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	3,470,000	2,539,345
Total Pharmaceuticals				5,731,856

Total Health Care				17,318,323
Industrials — 5.4%
Aerospace & Defense — 0.5%
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,200,000	1,240,595 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	1,980,000	2,021,504 (a)
Total Aerospace & Defense				3,262,099
Air Freight & Logistics — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	1,080,000	1,001,233 (a)
Building Products — 0.3%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	323,000	326,261 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,540,000	1,545,759 (a)(c)
Total Building Products				1,872,020
Commercial Services & Supplies — 0.9%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	2,320,000	2,262,572
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,040,000	2,235,449
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	670,000	695,898 (a)
Vortex Opco LLC, Senior Secured Notes	8.000%	4/30/30	1,616,406	565,742 (a)
Total Commercial Services & Supplies				5,759,661
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.6%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	$243,852
Empire Communities Corp., Senior Notes	9.750%	5/1/29	550,000	574,090 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	3,020,000	3,375,019 (a)
Total Construction & Engineering				4,192,961
Ground Transportation — 0.3%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,481,000	1,375,434 (a)
XPO Inc., Senior Secured Notes	6.250%	6/1/28	320,000	324,831 (a)
Total Ground Transportation				1,700,265
Machinery — 0.3%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,620,000	1,608,850
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	460,000	455,166 (a)
Total Machinery				2,064,016
Passenger Airlines — 1.5%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	4,620,000	4,870,307 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	680,000	684,250 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	431,999	358,319 *(a)(j)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,772,000	3,128,663 *(a)(j)
United Airlines Pass-Through Trust	4.875%	1/15/26	322,560	321,034
US Airways Pass-Through Trust	3.950%	11/15/25	274,431	271,892
Total Passenger Airlines				9,634,465
Professional Services — 0.3%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,570,000	1,618,061 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	680,000	620,624 (a)
Total Professional Services				2,238,685
Trading Companies & Distributors — 0.2%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,110,000	1,108,903 (a)
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	280,000	284,799 (a)
Total Trading Companies & Distributors				1,393,702
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Transportation Infrastructure — 0.4%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,840,000 GBP	$2,248,503 (d)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	480,000	486,946 (a)
Total Transportation Infrastructure				2,735,449

Total Industrials				35,854,556
Information Technology — 1.1%
Communications Equipment — 0.4%
CommScope LLC, Senior Secured Notes	6.000%	3/1/26	780,000	780,000 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,350,000	1,218,106 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	540,000	484,692 (a)
Total Communications Equipment				2,482,798
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	620,000	661,593 (a)
IT Services — 0.2%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	940,000	965,820 (a)
Software — 0.3%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	210,000	192,556
Gen Digital Inc., Senior Notes	7.125%	9/30/30	1,500,000	1,544,647 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	304,200	162,214 (a)
Total Software				1,899,417
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp./Harland Clarke/ Checks in the Mail/Valassis Comm/ Valassis Direct, Secured Notes (5.000% Cash and 10.000% PIK or 13.000% Cash)	13.000%	12/15/30	780,189	923,549 (a)(b)

Total Information Technology				6,933,177
Materials — 1.3%
Chemicals — 0.4%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	470,000	491,996 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
OCP SA, Senior Notes	6.750%	5/2/34	1,370,000	$1,397,390 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	470,000	396,399
Total Chemicals				2,285,785
Containers & Packaging — 0.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	880,812	55,051 (a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	470,000	467,897 (a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	200,000	110,739 (a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,470,000	813,932 (a)
Total Containers & Packaging				1,447,619
Metals & Mining — 0.6%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,410,000	2,549,970 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	520,000	534,084 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	220,000	204,788
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	495,000	528,150
Total Metals & Mining				3,816,992
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,060,000	887,690

Total Materials				8,438,086
Real Estate — 0.9%
Diversified REITs — 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	2,295,000	2,056,765
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	800,000	813,406 (a)(c)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified REITs — continued
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes	10.500%	2/15/28	900,000	$962,826 (a)
Total Diversified REITs				3,832,997
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	5.500%	12/15/27	730,000	703,228
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	620,000	62,000 *(d)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	400,000	431,184 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	510,576	521,541 (a)
Total Real Estate Management & Development				1,014,725

Total Real Estate				5,550,950
Utilities — 1.2%
Electric Utilities — 0.6%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	570,000	576,686 (a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	1,190,000	1,098,916 (g)(h)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	1,000,000	985,967 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,040,000	1,065,696 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	460,000	473,674 (a)
Total Electric Utilities				4,200,939
Independent Power and Renewable Electricity Producers — 0.6%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	1,940,000	2,005,155 (a)
TransAlta Corp., Senior Notes	7.750%	11/15/29	250,000	259,797
TransAlta Corp., Senior Notes	6.500%	3/15/40	1,400,000	1,372,500
Total Independent Power and Renewable Electricity Producers				3,637,452

Total Utilities				7,838,391
Total Corporate Bonds & Notes (Cost — $268,392,774)				258,793,753
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — 18.9%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	6.134%	9/15/34	1,100,000	$1,073,954 (a)(g)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	10.900%	7/25/36	218,166	174,766 (g)
Angel Oak Mortgage Trust, 2022-3 A3	4.134%	1/25/67	1,025,810	941,074 (a)(g)
ARES Commercial Mortgage Trust, 2024-IND2 A (1 mo. Term SOFR + 1.443%)	5.749%	10/15/34	1,290,000	1,295,065 (a)(g)
BANK, 2017-BNK7 A5	3.435%	9/15/60	640,000	616,123
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	596,719
BANK, 2022-BNK44 D	4.000%	11/15/32	2,110,000	1,674,451 (a)(g)
BANK, 2023-BNK46 D	4.000%	8/15/56	1,180,000	939,965 (a)
BANK, 2024-BNK48 A5	5.053%	10/15/57	1,330,000	1,317,687
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017- BNK3 D	3.250%	2/15/50	1,150,000	1,038,029 (a)
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	870,000	839,351 (g)
Benchmark Mortgage Trust, 2019- B11 XA, IO	0.967%	5/15/52	16,983,890	554,313 (g)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	2,571,000	2,251,410 (a)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	9.742%	2/15/39	1,000,000	1,004,201 (a)(g)
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	8.743%	8/15/41	1,020,000	1,037,798 (a)(g)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	7.252%	4/15/34	1,050,000	1,034,269 (a)(g)
BX Commercial Mortgage Trust, 2020-VIVA D	3.549%	3/11/44	1,280,000	1,141,099 (a)(g)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	1,235,000	1,086,091 (a)(g)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.412%	2/15/39	987,000	987,119 (a)(g)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	1,030,000	$1,017,369 (a)(g)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.994%	5/15/34	1,056,097	1,063,368 (a)(g)
BX Trust, 2021-ARIA E (1 mo. Term SOFR + 2.359%)	6.665%	10/15/36	1,300,000	1,298,822 (a)(g)
BX Trust, 2021-LBA DJV (1 mo. Term SOFR + 1.714%)	6.021%	2/15/36	1,290,000	1,288,577 (a)(g)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	6.357%	9/15/34	1,069,080	1,047,681 (a)(g)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	6.757%	8/15/39	395,965	398,440 (a)(g)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	6.996%	4/15/41	1,115,774	1,122,539 (a)(g)
CAFL Issuer LLC, 2023-RTL1 A1	7.553%	12/28/30	2,210,000	2,244,609 (a)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	10,000	9,601
CFK Trust, 2020-MF2 E	3.458%	3/15/39	1,700,000	1,227,425 (a)(g)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.369%	9/15/48	958,000	913,689 (g)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,500,000	1,379,480 (a)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.862%	9/15/50	20,686,097	348,207 (g)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	1,270,000	1,294,626 (a)(g)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	1,050,910	1,051,977 (a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.357%	8/15/48	2,960,000	2,560,950 (g)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	226,875 (a)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	1,100,000	1,056,706 (a)(g)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,079,688 (a)
Extended Stay America Trust, 2021- ESH E (1 mo. Term SOFR + 2.964%)	7.270%	7/15/38	1,034,209	1,039,668 (a)(g)
Extended Stay America Trust, 2021- ESH F (1 mo. Term SOFR + 3.814%)	8.120%	7/15/38	1,042,973	1,050,188 (a)(g)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.319%	6/25/30	1,483,238	$85,515 (g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	7.351%	12/25/50	3,000,000	3,246,864 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.851%	10/25/33	590,000	668,609 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.751%	10/25/41	860,000	889,865 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	9.101%	2/25/42	1,220,000	1,289,591 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	8.101%	2/25/42	1,670,000	1,751,142 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	1,596,199	1,465,932 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	3.586%	11/25/57	3,719,887	1,346,391 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,383,599	1,341,764 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,570,000	2,387,666 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	3,854,677 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	2,035,286 (a)(g)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	2,560,000	$2,401,086 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.110%	9/25/47	627,265	447,719 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA3 B2 (30 Day Average SOFR + 8.264%)	12.615%	7/25/49	1,809,000	2,081,847 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2019- R03 1B1 (30 Day Average SOFR + 4.214%)	8.565%	9/25/31	430,124	459,984 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2019- R05 1B1 (30 Day Average SOFR + 4.214%)	8.565%	7/25/39	411,758	428,451 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022- R01 1B1 (30 Day Average SOFR + 3.150%)	7.501%	12/25/41	670,000	693,360 (a)(g)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	498,185	5 (g)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.639%	3/15/41	1,240,000	1,250,624 (a)(g)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	1,625,000	1,667,966 (a)(g)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.053%	11/15/32	1,030,000	1,029,671 (a)(g)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.764%)	7.071%	5/15/26	1,300,000	897,026 (a)(g)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	2,680,000	2,544,190
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	472,204	413,765
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.825%	4/25/36	1,200,231	$1,026,345 (a)(g)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	5.313%	6/20/35	1,503,454	1,396,253 (g)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.743%	10/15/41	1,010,000	1,014,790 (a)(g)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	5.065%	8/25/35	42,309	39,553 (g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.965%	11/25/36	1,001,589	855,871 (g)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.724%	8/15/38	1,239,818	1,230,387 (a)(g)
MF1 LLC, 2025-FL17 A (1 mo. Term SOFR + 1.320%)	5.620%	2/18/40	1,320,000	1,321,320 (a)(c)(g)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	7.041%	2/18/40	460,000	460,460 (a)(c)(g)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.790%	2/18/40	390,000	390,390 (a)(c)(g)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.840%	11/18/29	1,300,000	1,311,169 (a)(g)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	458,698	463,219 (a)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	7.021%	4/15/38	1,040,000	1,040,788 (a)(g)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	6.370%	5/15/38	1,280,000	1,278,064 (a)(g)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.577%	12/15/48	750,000	687,681 (g)
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.870%	12/15/38	1,050,000	999,782 (a)(g)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.084%	10/15/54	8,874,028	409,993 (g)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	4.925%	4/25/35	844,693	656,180 (g)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	822,916
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
MSWF Commercial Mortgage Trust, 2023-2 C	7.018%	12/15/56	1,240,000	$1,334,584 (g)
Multifamily CAS Trust, 2019-01 M10 (30 Day Average SOFR + 3.364%)	7.715%	10/25/49	1,887,006	1,909,588 (a)(g)
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	8.215%	3/25/50	1,677,377	1,708,262 (a)(g)
Multifamily Trust, 2016-1 B	14.369%	4/25/46	342,516	342,938 (a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,750,000	1,093,794 (a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	273,917 (a)(g)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	9.434%	3/15/39	750,000	727,635 (a)(g)
New Residential Mortgage Loan Trust, 2017-5A B5	6.409%	6/25/57	704,841	660,987 (a)(g)
Nomura Resecuritization Trust, 2015-8R 4A4	4.387%	11/25/47	1,094,909	967,477 (a)(g)
NYMT Loan Trust, 2024-BPL1 A1	7.154%	2/25/29	1,010,000	1,021,740 (a)
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	670,947	676,030 (a)
ONNI Commercial Mortgage Trust, 2024-APT D	7.237%	7/15/39	1,910,000	1,965,421 (a)(g)
PMT Credit Risk Transfer Trust, 2020-1R A (30 Day Average SOFR + 3.464%)	7.801%	2/25/25	851,257	852,080 (a)(g)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A1	7.500%	2/25/30	2,430,000	2,451,011 (a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	6.820%	5/15/38	1,570,000	1,542,323 (a)(g)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	6.257%	1/15/39	850,000	839,350 (a)(g)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.657%	1/15/39	2,030,000	1,933,810 (a)(g)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	6,190,000	3,745,929 (a)(g)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	4.775%	4/25/35	1,192,921	1,059,721 (a)(g)
Towd Point Mortgage Trust, 2015-1 B1	4.703%	10/25/53	1,230,000	1,165,775 (a)(g)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	520,417	$499,121
UBS Commercial Mortgage Trust, 2018-C12 A2	4.152%	8/15/51	75,985	75,665
Verus Securitization Trust, 2023-4 B1	8.098%	5/25/68	1,050,000	1,059,680 (a)(g)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	1,075,115	1,088,896 (a)
Waikiki Beach Hotel Trust, 2019- WBM D (1 mo. Term SOFR + 2.327%)	6.634%	12/15/33	1,310,000	1,297,476 (a)(g)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	4.965%	12/25/45	22,536	22,298 (g)
WB Commercial Mortgage Trust, 2024-HQ D	8.278%	3/15/40	650,000	659,438 (a)(g)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	937,133	927,186

Total Collateralized Mortgage Obligations (Cost — $129,038,028)				124,310,258
Senior Loans — 18.1%
Communication Services — 2.3%
Entertainment — 0.6%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	9.979%	2/10/27	3,595,506	2,297,384 (g)(m)(n)
Endeavor Group Holdings Inc., Term Loan B	—	1/27/32	1,570,000	1,573,925 (f)(o)
Total Entertainment				3,871,309
Media — 1.7%
Diamond Sports Net LLC, First Lien Exit Term Loan	—	1/2/28	2,250,000	2,041,875 (o)
Gray Television Inc., Term Loan D (1 mo. Term SOFR + 3.000%)	7.452%	12/1/28	1,117,041	1,029,884 (g)(m)(n)
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	9.587%	6/4/29	835,800	793,279 (g)(m)(n)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 5.000%)	9.312%	6/30/28	3,290,398	3,332,038 (g)(m)(n)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	8.562%	5/3/28	742,761	736,032 (g)(m)(n)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	8.562%	12/31/31	504,007	490,273 (g)(m)(n)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
Univision Communications Inc., 2022 First Lien Replacement Term Loan A (3 mo. Term SOFR + 3.100%)	7.429%	6/24/27	2,159,155	$2,161,854 (g)(m)(n)
Univision Communications Inc., 2024 First Lien Replacement Term Loan (1 mo. Term SOFR + 3.614%)	7.926%	1/31/29	328,350	329,839 (g)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility Y (3 mo. Term SOFR + 3.275%)	7.724%	3/31/31	700,000	687,550 (g)(m)(n)
Total Media				11,602,624

Total Communication Services				15,473,933
Consumer Discretionary — 2.9%
Automobile Components — 0.3%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.812%	5/6/30	805,850	806,152 (g)(m)(n)
Clarios Global LP, Amendment No. 6 Dollar Term Loan	—	1/15/32	310,000	311,034 (o)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	3/30/27	218,299	214,752 (g)(m)(n)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	3/30/27	823,871	811,307 (g)(m)(n)
Total Automobile Components				2,143,245
Broadline Retail — 0.3%
Peer Holding III BV, Term Loan Facility B4 (3 mo. Term SOFR + 3.250%)	7.579%	10/28/30	1,846,050	1,858,354 (g)(m)(n)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.326%	10/13/30	613,808	615,916 (g)(m)(n)
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.052%	4/13/28	330,000	75,717 (g)(m)(n)
Total Diversified Consumer Services				691,633
Hotels, Restaurants & Leisure — 1.4%
Allwyn International A.S., Term Loan B (3 mo. Term SOFR + 2.250%)	6.539%	6/2/31	1,751,211	1,753,400 (g)(m)(n)
Alterra Mountain Co., Term Loan B6 (1 mo. Term SOFR + 2.750%)	7.062%	8/17/28	1,545,096	1,557,658 (g)(m)(n)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.562%	2/6/31	1,145,564	$1,150,697 (g)(m)(n)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.250%)	6.562%	2/6/30	342,752	344,323 (g)(m)(n)
Catawba Nation Gaming Authority, Term Loan B	—	12/16/31	710,000	716,212 (o)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	11/30/30	1,543,527	1,546,838 (g)(m)(n)
Four Seasons Hotels Ltd., 2024 Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.062%	11/30/29	933,301	937,561 (g)(m)(n)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.312%	3/14/31	1,540,819	1,545,742 (g)(m)(n)
Total Hotels, Restaurants & Leisure				9,552,431
Specialty Retail — 0.7%
Gannett Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 5.000%)	9.308%	10/15/29	139,924	140,102 (e)(f)(g)(m)(n)
Harbor Freight Tools USA Inc., Initial Term Loan	6.812-7.241%	6/11/31	1,051,957	1,047,475 (g)(m)(n)
Lids Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.650%)	10.001%	12/14/26	1,644,930	1,634,649 (f)(g)(m)(n)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 5.500%)	9.076%	7/15/31	1,546,125	1,559,329 (g)(m)(n)
Total Specialty Retail				4,381,555
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.271%	8/26/31	620,000	622,003 (g)(m)(n)

Total Consumer Discretionary				19,249,221
Consumer Staples — 0.4%
Beverages — 0.3%
Triton Water Holdings Inc., 2024 Incremental Term Loan (3 mo. Term SOFR + 4.000%)	8.329%	3/31/28	972,619	977,992 (g)(m)(n)
Triton Water Holdings Inc., First Lien Initial Term Loan (PRIME + 3.512%)	7.840%	3/31/28	912,921	918,390 (g)(m)(n)
Total Beverages				1,896,382
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — 0.0%††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.864%)	12.176%	10/1/26	260,000	$240,592 (g)(m)(n)
Household Products — 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.676%	12/23/28	631,183	364,824 (g)(m)(n)

Total Consumer Staples				2,501,798
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
NGP XI Midstream Holdings LLC, Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.829%	7/25/31	720,000	728,100 (f)(g)(m)(n)

Financials — 3.2%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.312%	8/2/28	1,034,390	1,037,406 (g)(m)(n)
Capital Markets — 0.5%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	8.979%	11/12/27	1,549,815	1,489,442 (g)(m)(n)
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.329%	3/5/29	661,683	664,644 (g)(m)(n)
Focus Financial Partners LLC, 2024 Delayed Draw Term Loan (1 mo. Term SOFR + 3.250%)	7.562%	9/11/31	81,468	81,710 (g)(m)(n)
Focus Financial Partners LLC, Delayed Term Loan	—	9/15/31	107,493	107,812 (o)
Focus Financial Partners LLC, Initial Term Loan (1 mo. Term SOFR + 3.250%)	7.562%	9/11/31	758,532	760,785 (g)(m)(n)
Focus Financial Partners LLC, Term Loan	—	9/15/31	32,507	32,604 (o)
Total Capital Markets				3,136,997
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.312%	3/12/29	774,180	781,507 (g)(m)(n)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 1.0%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	6.829%	1/31/31	668,325	$672,001 (g)(m)(n)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.340%	4/7/28	580,000	566,950 (g)(m)(n)
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	9.555%	6/16/28	1,115,601	1,115,601 (g)(m)(n)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.395%	12/10/31	1,545,709	1,545,292 (g)(m)(n)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.312%	7/31/31	858,548	862,403 (g)(m)(n)
VFH Parent LLC, Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.062%	6/21/31	1,860,000	1,870,695 (g)(m)(n)
Total Financial Services				6,632,942
Insurance — 1.1%
Accession Risk Management Group Inc., 2022 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 4.750%)	9.041-9.264%	11/1/29	272,333	272,674 (g)(m)(n)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 4.750%)	9.041-9.264%	11/1/29	1,398,009	1,398,009 (f)(g)(m)(n)
Accession Risk Management Group Inc., Term Loan (3 mo. Term SOFR + 4.750%)	9.041-9.264%	11/1/29	513,703	514,345 (g)(m)(n)
Accession Risk Management Group Inc., Term Loan B (3 mo. Term SOFR + 4.750%)	9.041-9.264%	11/1/29	186,326	186,558 (g)(m)(n)
Accession Risk Management Group Inc., Term Loan C (3 mo. Term SOFR + 4.750%)	9.041-9.264%	11/1/29	371,649	372,113 (g)(m)(n)
AmWINS Group Inc., Initial Term Loan	—	1/23/32	1,720,000	1,725,590 (o)
AssuredPartners Inc., 2024 Term Loan (1 mo. Term SOFR + 3.500%)	7.812%	2/14/31	851,755	853,416 (g)(m)(n)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.676%	7/31/27	771,995	772,211 (g)(m)(n)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
HIG Finance 2 Ltd., 2024 Refinancing Term Loan 2 (1 mo. Term SOFR + 3.500%)	7.812%	4/18/30	232,508	$233,780 (g)(m)(n)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 3.000%)	7.312%	7/31/31	1,024,452	1,031,429 (g)(m)(n)
Total Insurance				7,360,125
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	7.176%	5/15/26	783,966	785,601 (g)(m)(n)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (1 mo. Term SOFR + 3.614%)	7.926%	3/11/28	833,089	831,006 (f)(g)(m)(n)
Blackstone Mortgage Trust Inc., Term Loan (1 mo. Term SOFR + 2.364%)	6.675%	4/23/26	322,354	322,354 (f)(g)(m)(n)
Total Mortgage Real Estate Investment Trusts (REITs)				1,938,961

Total Financials				20,887,938
Health Care — 2.0%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.562%	10/23/28	1,071,614	1,077,889 (g)(m)(n)
Health Care Providers & Services — 1.3%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 1.100%)	5.393%	11/30/28	741,343	585,045 (g)(m)(n)
EyeCare Partners LLC, Term Loan C (3 mo. Term SOFR + 6.850%)	11.143%	11/30/28	288,069	64,815 (g)(m)(n)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.052%	5/16/31	1,545,652	1,542,753 (g)(m)(n)
LifePoint Health Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.965%	5/16/31	728,175	725,674 (g)(m)(n)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.812%	2/21/31	1,205,706	1,211,891 (g)(m)(n)
Sonrava Health Holdings LLC, Second Lien Term Loan Facility A (3 mo. Term SOFR + 6.928%)	11.499%	8/18/28	3,862,977	1,570,957 (g)(m)(n)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	7.562%	5/30/31	1,546,125	1,553,214 (g)(m)(n)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Team Services Group LLC, Incremental Term Loan (3 mo. Term SOFR + 5.250%)	9.541%	12/20/27	490,000	$491,686 (g)(m)(n)
Team Services Group LLC, Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	12/20/27	656,589	658,917 (g)(m)(n)
Total Health Care Providers & Services				8,404,952
Health Care Technology — 0.4%
Cotiviti Inc., Initial Floating Rate Term Loan (1 mo. Term SOFR + 2.750%)	7.087%	5/1/31	658,502	663,852 (g)(m)(n)
Cotiviti Inc., Initial Term Loan	7.625%	5/1/31	640,000	646,531 (m)(n)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	8.037%	12/31/30	202,472	163,146 (g)(m)(n)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	9.149%	12/31/30	1,678,367	1,352,378 (g)(m)(n)
Total Health Care Technology				2,825,907
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.429%	10/1/27	1,189,017	1,135,214 (g)(m)(n)

Total Health Care				13,443,962
Industrials — 3.3%
Aerospace & Defense — 0.3%
Chromalloy Corp., Term Loan (3 mo. Term SOFR + 3.750%)	8.060-8.079%	3/27/31	714,530	716,373 (g)(m)(n)
Ovation Parent Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.829%	4/21/31	577,618	579,874 (g)(m)(n)
Vertex Aerospace Services Corp., 2023 Term Loan (1 mo. Term SOFR + 2.250%)	6.562%	12/6/30	753,305	756,130 (g)(m)(n)
Total Aerospace & Defense				2,052,377
Building Products — 0.4%
EMRLD Borrower LP, Initial Term Loan B (3 mo. Term SOFR + 2.500%)	6.933%	5/31/30	1,033,239	1,037,465 (g)(m)(n)
EMRLD Borrower LP, Second Amendment Incremental Term Loan (3 mo. Term SOFR + 2.500%)	6.829%	8/4/31	169,575	170,377 (g)(m)(n)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — continued
Quikrete Holdings Inc., Term Loan B	—	1/31/32	1,120,000	$1,127,000 (f)(o)
Total Building Products				2,334,842
Commercial Services & Supplies — 1.2%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.829%	1/31/31	1,310,108	1,238,603 (g)(m)(n)
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	7.805%	2/1/29	881,443	885,519 (g)(m)(n)
GEO Group Inc., Term Loan (1 mo. Term SOFR + 5.250%)	9.560%	4/4/29	463,291	471,746 (g)(m)(n)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.676%	8/31/28	1,530,256	1,455,656 (g)(m)(n)
LTR Intermediate Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 4.614%)	8.926%	5/5/28	1,226,232	1,207,839 (g)(m)(n)
Neptune Bidco US Inc., Term Loan A (3 mo. Term SOFR + 4.850%)	9.139%	10/11/28	1,290,881	1,087,567 (g)(m)(n)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	8.579%	8/31/28	1,175,223	1,183,302 (g)(m)(n)
WIN Waste Innovations Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	7.176%	3/24/28	754,139	735,127 (g)(m)(n)
Total Commercial Services & Supplies				8,265,359
Construction & Engineering — 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.500%)	6.812%	7/1/31	981,192	985,362 (g)(m)(n)
Machinery — 0.5%
Alliance Laundry Systems LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	7.805%	8/19/31	1,290,000	1,297,495 (g)(m)(n)
Crown Equipment Corp., Initial Term Loan (1 mo. Term SOFR + 2.500%)	6.805%	10/10/31	490,000	494,290 (g)(m)(n)
Dynamo Us Bidco Inc., USD Term Loan Facility B (6 mo. Term SOFR + 4.000%)	8.262%	9/25/31	977,550	990,077 (g)(m)(n)
Terex Corp., USD Term Loan (1 mo. Term SOFR + 2.000%)	6.312%	10/8/31	330,000	332,210 (g)(m)(n)
Total Machinery				3,114,072
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.5%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.043%	10/20/27	408,118	$416,205 (g)(m)(n)
Spirit Airlines Inc., Term Loan (1 mo. Term SOFR + 7.000%)	11.302%	11/18/25	2,024,871	2,036,261 (g)(m)(n)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.297%	2/22/31	1,076,838	1,081,931 (g)(m)(n)
Total Passenger Airlines				3,534,397
Professional Services — 0.3%
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	7.812%	11/14/30	1,674,169	1,681,669 (g)(m)(n)

Total Industrials				21,968,078
Information Technology — 3.2%
Communications Equipment — 0.2%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	11.812%	7/31/29	1,446,375	1,442,152 (g)(m)(n)
Electronic Equipment, Instruments & Components — 0.1%
Lorca Telecom Bidco SA, Term Loan Facility B4 (3 mo. Term SOFR + 3.500%)	7.829%	3/25/31	585,575	589,235 (g)(m)(n)
IT Services — 1.1%
Amentum Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.562%	9/29/31	1,550,000	1,546,900 (g)(m)(n)
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 2.750%)	7.062%	10/30/30	540,000	547,425 (f)(g)(m)(n)
Indy US Bidco LLC, Eleventh Amendment Term Loan (1 mo. Term SOFR + 3.500%)	7.812%	3/6/28	1,645,875	1,651,018 (f)(g)(m)(n)
Leia Finco US LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.535%	10/9/31	1,570,000	1,573,187 (g)(m)(n)
Project Alpha Intermediate Holding Inc., First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.250%)	7.579%	10/28/30	987,575	998,325 (g)(m)(n)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.000%)	7.302%	11/20/28	671,932	676,831 (g)(m)(n)
Total IT Services				6,993,686
Software — 1.7%
CB Buyer Inc., Delayed Draw Term Loan	—	7/1/31	226,394	224,696 (e)(f)(p)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
CB Buyer Inc., Initial Term Loan (1 mo. Term SOFR + 5.000%)	9.312%	7/1/31	801,597	$795,585 (e)(f)(g)(m)(n)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.162%	10/8/28	630,158	630,079 (g)(m)(n)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.312%	10/16/26	1,239,099	1,200,093 (g)(m)(n)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.312%	2/19/29	1,580,000	1,274,862 (g)(m)(n)
Mitchell International Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	7.562%	6/17/31	1,556,100	1,557,213 (g)(m)(n)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.791%	7/1/31	1,386,525	1,312,873 (g)(m)(n)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 4.750%)	9.079%	2/10/27	439,922	438,457 (g)(m)(n)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 4.750%)	9.079%	2/10/27	1,690,286	1,684,657 (g)(m)(n)
Planview Parent Inc., 2024 Incremental Term Loan B (3 mo. Term SOFR + 3.500%)	7.829%	12/17/27	1,546,641	1,559,687 (g)(m)(n)
Red Planet Borrower LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.600%)	7.912%	10/2/28	478,763	473,528 (g)(m)(n)
Total Software				11,151,730
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	12.035%	6/16/26	848,421	827,210 (g)(m)(n)

Total Information Technology				21,004,013
Materials — 0.4%
Chemicals — 0.2%
A-Ap Buyer Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	7.562%	9/9/31	900,000	907,875 (g)(m)(n)
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	1,373,006	1,376,067 (e)(f)(m)(n)

Total Materials				2,283,942
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 0.1%
Electric Utilities — 0.1%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.750%)	7.062%	9/30/31	588,525	$592,498 (g)(m)(n)

Sovereign Bonds — 0.2%
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	9.881%	4/29/31	1,540,000	1,520,750 (e)(f)(g)(m)(n)

Total Senior Loans (Cost — $123,994,547)				119,654,233
			Face Amount†/ Units
Asset-Backed Securities — 10.8%
AASET, 2025-1A A	5.943%	2/16/50	630,000	635,026 (a)(c)
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	6.293%	4/20/36	580,000	581,378 (a)(g)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.802%	1/15/37	980,000	1,001,873 (a)(g)
Apidos CLO, 2015-22A DR (3 mo. Term SOFR + 7.012%)	11.305%	4/20/31	1,000,000	1,008,830 (a)(g)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	7.964%	4/15/34	1,500,000	1,514,513 (a)(g)
Balboa Bay Loan Funding Ltd., 2022-1A D (3 mo. Term SOFR + 4.000%)	8.290%	4/20/34	1,080,000	1,087,578 (a)(g)
Barings CLO Ltd., 2015-2A DR (3 mo. Term SOFR + 3.212%)	7.505%	10/20/30	1,540,000	1,549,519 (a)(g)
Birch Grove CLO Ltd., 19A D1RR (3 mo. Term SOFR + 3.850%)	8.153%	7/17/37	1,250,000	1,288,350 (a)(g)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	7.193%	10/20/37	1,430,000	1,458,432 (a)(g)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	11.085%	4/19/34	1,380,000	1,373,466 (a)(g)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	5.025%	7/25/36	2,116,832	1,861,139 (a)(g)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.672%)	10.974%	4/15/34	2,370,000	2,281,663 (a)(g)
CIFC Funding Ltd., 2017-3A D1R (3 mo. Term SOFR + 3.700%)	7.993%	4/20/37	790,000	811,342 (a)(g)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Dryden Senior Loan Fund, 2017-49A DR (3 mo. Term SOFR + 3.662%)	7.955%	7/18/30	750,000	$753,164 (a)(g)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	6.252%	10/25/33	364,209	351,611 (g)
Flatiron CLO Ltd., 2018-1A C (3 mo. Term SOFR + 1.962%)	6.264%	4/17/31	1,700,000	1,704,150 (a)(g)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	11.694%	10/15/34	1,000,000	972,891 (a)(g)
Galaxy CLO Ltd., 2018-26A DR (3 mo. Term SOFR + 2.950%)	7.464%	11/22/31	1,020,000	1,023,402 (a)(g)
Golub Capital Partners CLO Ltd., 2021-53A E (3 mo. Term SOFR + 6.962%)	11.255%	7/20/34	1,000,000	1,012,720 (a)(g)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	6.250%	4/25/36	570,000	572,483 (a)(g)
Golub Capital Partners CLO Ltd., 2024-76A D1 (3 mo. Term SOFR + 2.900%)	7.642%	10/25/37	1,060,000	1,079,624 (a)(g)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	8.213%	4/17/34	1,520,000	1,524,896 (a)(g)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.560%	4/28/37	1,680,000	1,724,387 (a)(g)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.370%	12/25/35	1,190,000	1,131,790 (g)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	9.543%	10/20/36	340,000	348,854 (a)(g)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	11.954%	4/15/34	700,000	698,361 (a)(g)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.700%	2/25/35	1,387,397	1,348,444 (g)
Madison Park Funding Ltd., 2016- 24A DR2 (3 mo. Term SOFR + 2.950%)	7.243%	10/20/29	1,510,000	1,516,764 (a)(g)
Madison Park Funding Ltd., 2019- 35A ER (3 mo. Term SOFR + 6.362%)	10.655%	4/20/32	1,600,000	1,614,102 (a)(g)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.202%	7/15/36	1,000,000	$1,008,613 (a)(g)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	5.575%	8/25/37	1,530,787	1,306,335 (g)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. Term SOFR + 0.939%)	5.250%	12/25/33	1,267,330	1,255,265 (g)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	5.235%	4/25/34	1,474,413	1,465,177 (g)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.684%	7/15/31	580,000	585,136 (a)(g)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	4.805%	3/26/35	728,294	704,691 (g)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	4.925%	7/27/37	3,000,000	2,404,359 (g)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	4.715%	1/25/33	331,340	321,415 (g)
Neuberger Berman CLO Ltd., 2017- 16SA DR (3 mo. Term SOFR + 3.162%)	7.464%	4/15/34	1,575,000	1,584,810 (a)(g)
Ocean Trails CLO, 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.134%	10/15/34	1,750,000	1,750,843 (a)(g)
OCP CLO Ltd., 2023-27A DR (3 mo. Term SOFR + 3.350%)	7.658%	7/16/35	2,090,000	2,112,183 (a)(g)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	5.615%	1/20/31	412,277	413,809 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.143%	7/19/37	1,680,000	1,699,301 (a)(g)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. Term SOFR + 1.044%)	5.355%	8/25/35	1,050,000	878,083 (g)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.243%	7/20/37	2,390,000	2,439,745 (a)(g)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.302%	4/15/31	1,360,000	$1,367,932 (a)(g)
Peace Park CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.262%)	10.555%	10/20/34	1,250,000	1,263,621 (a)(g)
Pioneer Aircraft Finance Ltd., 2019-1 A	3.967%	6/15/44	756,790	727,060 (a)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,245,266	1,014,080
RAD CLO Ltd., 2023-21A D (3 mo. Term SOFR + 4.400%)	8.700%	1/25/33	1,240,000	1,245,344 (a)(g)
Renew, 2024-1A B	9.001%	11/20/59	1,037,302	1,039,297 (a)
SMB Private Education Loan Trust, 2015-C R	14.787%	9/18/46	1,092	306,017 (a)(q)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.645%	2/25/36	3,094,226	62,733 (a)(g)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,598,982	1,350,526 (a)
Symphony CLO Ltd., 2018-20A E (3 mo. Term SOFR + 6.552%)	10.859%	1/16/32	2,250,000	2,266,689 (a)(g)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. Term SOFR + 3.362%)	7.651%	10/13/32	480,000	482,424 (a)(g)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	11.505%	4/20/34	1,500,000	1,515,745 (a)(g)
VR Funding LLC, 2020-1A B	4.220%	11/15/50	1,195,686	1,166,092 (a)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	6.443%	4/20/36	2,920,000	2,929,310 (a)(g)
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	8.214%	10/15/31	790,000	793,283 (a)(g)

Total Asset-Backed Securities (Cost — $75,845,933)				71,290,670
			Face Amount†
Sovereign Bonds — 6.9%
Angola — 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000	685,441 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Argentina — 0.7%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	267,413	$202,521
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	5,379,501	3,812,722 (a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	100,002	98,808 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	637,561	605,810 (a)
Total Argentina				4,719,861
Bahamas — 0.2%
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	910,000	944,297 (d)
Brazil — 0.7%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	5,354,000 BRL	807,197
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	28,652,000 BRL	4,041,274
Total Brazil				4,848,471
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,410,000	1,274,640 (d)
Ecuador — 0.0%††
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/25 then 6.900%)	5.500%	7/31/35	389,403	256,550 (d)
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	1,060,000	933,315 (d)
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	1,230,000	1,309,793 (a)
Ethiopia — 0.1%
Ethiopia International Bond, Senior Notes	—	12/11/24	510,000	420,764 *(d)(k)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	65,740	58,713 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Ghana — continued
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	511,560	$374,692 (a)
Total Ghana				433,405
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	1,510,000	1,477,463 (a)
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	110,000,000 JMD	730,494
Jordan — 0.2%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	1,120,000	1,138,928 (a)
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	1,540,000	1,529,959 (a)
Mexico — 2.3%
Mexican Bonos, Senior Notes	8.500%	5/31/29	78,960,000 MXN	3,656,030
Mexican Bonos, Senior Notes	7.750%	11/23/34	234,420,000 MXN	9,758,435
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	1,920,000	1,819,053
Total Mexico				15,233,518
Mozambique — 0.1%
Mozambique International Bond, Senior Notes	9.000%	9/15/31	410,000	334,404 (d)
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	720,000	664,179 (d)
Senegal — 0.1%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	500,000	413,110 (d)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	64,130	60,282 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	53,867	47,201 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	105,659	84,263 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sri Lanka — continued
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	71,344	$50,832 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	49,514	40,478 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	99,070	81,981 (a)
Total Sri Lanka				365,037
Supranational — 0.9%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	522,000,000 INR	6,136,247
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	89,899	51,089 (d)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	335,938	146,244 (d)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	329,150	186,759 (d)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	283,891	176,059 (d)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	576,012	323,383 (d)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	236,576	146,121 (d)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	740,586	408,942 (d)
Total Ukraine				1,438,597

Total Sovereign Bonds (Cost — $47,550,686)				45,288,473
U.S. Government & Agency Obligations — 0.7%
U.S. Government Obligations — 0.7%
U.S. Treasury Notes (Cost — $4,547,792)	3.875%	8/15/34	4,790,000	4,545,261
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Convertible Bonds & Notes — 0.4%
Communication Services — 0.4%
Diversified Telecommunication Services — 0.4%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)		3.875%	11/30/30	2,031,549	$2,367,945 (b)
Media — 0.0%††
Gannett Co. Inc., Senior Secured Notes		6.000%	12/1/27	210,000	241,767 (a)

Total Convertible Bonds & Notes (Cost — $2,443,706)					2,609,712
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $97.000		12/11/26	892	2,230,000	546,350
E-mini S&P 500 Index Futures, Put @ $5,500.000		3/21/25	36	10,872,954	35,100
U.S. Treasury 10-Year Notes Futures, Call @ $111.000		2/21/25	768	768,000	60,000

Total Exchange-Traded Purchased Options (Cost — $909,815)					641,450
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.288CNY	BNP Paribas SA	4/29/25	3,690,000	3,690,000	20,752
U.S. Dollar/Euro, Put @ $1.074	BNP Paribas SA	2/24/25	3,529,000	3,529,000	1,278

Total OTC Purchased Options (Cost — $43,329)					22,030

Total Purchased Options (Cost — $953,144)					663,480
		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $152,568)		3.400%	5/16/45	5,889,232 UYU	137,724
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.0%††
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd. (Cost — $0)			1,388	$63,564 *(e)(f)
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $45,244)		5/28/28	47,253	13,231 *
	Rate	Maturity Date	Face Amount†
Mortgage-Backed Securities — 0.0%††
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold (Cost — $1,550)	7.000%	8/1/30	1,546	1,560
Total Investments before Short-Term Investments (Cost — $652,965,972)				627,371,919
			Shares
Short-Term Investments — 4.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $28,135,212)	4.322%		28,135,212	28,135,212 (r)(s)
Total Investments — 99.4% (Cost — $681,101,184)				655,507,131
Other Assets in Excess of Liabilities — 0.6%				4,211,649
Total Net Assets — 100.0%				$659,718,780

See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Value is less than $1.
(j)	The coupon payment on this security is currently in default as of January 31, 2025.
(k)	The maturity principal is currently in default as of January 31, 2025.
(l)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	All or a portion of this loan has not settled as of January 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)
All or a portion of this loan is unfunded as of January 31, 2025. The interest rate for fully unfunded term loans is to be determined. At January 31, 2025, the total principal amount and market value of unfunded commitments totaled
$226,394 and $224,696, respectively.

(q)	Rate shown is the current yield based on income received over the trailing twelve months.
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated
Companies was $28,135,212 and the cost was $28,135,212 (Note 8).

See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UST	—	United States Treasury
UYU	—	Uruguayan Peso
At January 31, 2025, the Fund had the following written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Dollar/Mexican Peso, Put (Premiums received — $45,687)	Bank of America N.A.	2/6/25	19.386 MXN	4,242,878	4,242,878	$(104)

†	Notional amount denominated in U.S. dollar unless otherwise noted.

Abbreviation(s) used in this schedule:
MXN	—	Mexican Peso
At January 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SONIA	4	3/25	$1,174,936	$1,182,679	$7,743
Australian 10-Year Bonds	60	3/25	4,276,296	4,189,595	(86,701)
Euro-Bund	181	3/25	25,692,412	24,883,201	(809,211)
U.S. Treasury 2-Year Notes	386	3/25	79,551,035	79,371,250	(179,785)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 5-Year Notes	402	3/25	$42,990,883	$42,769,033	$(221,850)
U.S. Treasury Ultra Long- Term Bonds	161	3/25	20,092,380	19,073,469	(1,018,911)
United Kingdom Long Gilt Bonds	134	3/25	15,796,121	15,413,420	(382,701)
					(2,691,416)
Contracts to Sell:
Euro-Bobl	12	3/25	1,485,002	1,461,863	23,139
U.S. Treasury 10-Year Notes	44	3/25	4,760,862	4,789,125	(28,263)
					(5,124)
Net unrealized depreciation on open futures contracts					$(2,696,540)

Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
SONIA	—	Sterling Overnight Index Average
At January 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	510,000	USD	87,477	Citibank N.A.	2/4/25	$(283)
BRL	1,110,000	USD	190,391	Citibank N.A.	2/4/25	(617)
BRL	1,220,000	USD	209,259	Citibank N.A.	2/4/25	(678)
BRL	2,320,000	USD	397,935	Citibank N.A.	2/4/25	(1,289)
BRL	3,690,769	USD	633,054	Citibank N.A.	2/4/25	(2,051)
BRL	5,410,000	USD	927,943	Citibank N.A.	2/4/25	(3,006)
USD	84,251	BRL	510,000	Citibank N.A.	2/4/25	(2,942)
USD	180,793	BRL	1,110,000	Citibank N.A.	2/4/25	(8,981)
USD	198,744	BRL	1,220,000	Citibank N.A.	2/4/25	(9,836)
USD	380,765	BRL	2,320,000	Citibank N.A.	2/4/25	(15,881)
USD	625,554	BRL	3,690,769	Citibank N.A.	2/4/25	(5,449)
USD	912,435	BRL	5,410,000	Citibank N.A.	2/4/25	(12,501)
BRL	14,260,769	USD	2,329,239	Goldman Sachs Group Inc.	2/4/25	108,895
USD	2,446,059	BRL	14,260,769	Goldman Sachs Group Inc.	2/4/25	7,925
CNH	3,035,000	USD	418,568	JPMorgan Chase & Co.	2/6/25	(4,063)
MXN	24,228,194	USD	1,188,006	Bank of America N.A.	2/10/25	(20,661)
USD	922,148	INR	80,110,000	Citibank N.A.	2/21/25	(1,261)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	80,110,000	USD	922,427	JPMorgan Chase & Co.	2/21/25	$983
BRL	3,690,769	USD	622,269	Citibank N.A.	3/6/25	3,876
USD	444,556	BRL	2,640,000	Goldman Sachs Group Inc.	3/6/25	(3,324)
AUD	3,488,602	USD	2,160,121	Bank of America N.A.	4/16/25	9,618
EUR	630,000	USD	658,310	Bank of America N.A.	4/16/25	(2,319)
EUR	640,000	USD	669,504	Bank of America N.A.	4/16/25	(3,101)
USD	795,289	EUR	760,000	Bank of America N.A.	4/16/25	3,935
EUR	670,000	USD	700,569	BNP Paribas SA	4/16/25	(2,928)
USD	198,347	CAD	284,395	BNP Paribas SA	4/16/25	2,010
USD	662,459	GBP	539,000	BNP Paribas SA	4/16/25	(5,685)
USD	10,835,824	GBP	8,789,235	BNP Paribas SA	4/16/25	(59,311)
INR	29,079,940	USD	335,119	Citibank N.A.	4/16/25	(1,286)
JPY	687,057,105	USD	4,387,458	Citibank N.A.	4/16/25	81,255
NOK	1,185	USD	104	Citibank N.A.	4/16/25	1
USD	872,374	CHF	787,612	Citibank N.A.	4/16/25	90
USD	137,931	INR	12,040,000	Citibank N.A.	4/16/25	(286)
USD	1,465,170	INR	127,880,000	Citibank N.A.	4/16/25	(2,872)
USD	1,142,576	JPY	176,720,000	Citibank N.A.	4/16/25	(6,835)
EUR	640,000	USD	669,280	Goldman Sachs Group Inc.	4/16/25	(2,877)
USD	12,534,314	CNH	91,995,596	JPMorgan Chase & Co.	4/16/25	(71,154)
USD	722,643	INR	63,000,000	JPMorgan Chase & Co.	4/16/25	(587)
USD	917,672	INR	80,110,000	JPMorgan Chase & Co.	4/16/25	(1,978)
EUR	440,000	USD	462,863	Morgan Stanley & Co. Inc.	4/16/25	(4,711)
EUR	1,130,000	USD	1,187,514	Morgan Stanley & Co. Inc.	4/16/25	(10,895)
USD	811,787	EUR	788,000	Morgan Stanley & Co. Inc.	4/16/25	(8,723)
USD	9,511,317	EUR	9,193,951	Morgan Stanley & Co. Inc.	4/16/25	(61,936)
USD	1,391,249	MXN	28,510,000	Morgan Stanley & Co. Inc.	4/16/25	31,560
USD	8,849,279	MXN	182,750,884	Morgan Stanley & Co. Inc.	4/16/25	133,589
CNH	8,518,317	USD	1,181,000	BNP Paribas SA	5/6/25	(12,593)
Net unrealized appreciation on open forward foreign currency contracts						$30,837

See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At January 31, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	89,787,000BRL	1/2/26	BRL-CDI**	11.030%**	$(435,944)	—	$(435,944)
JPMorgan Chase & Co.	27,000,000BRL	1/4/27	BRL-CDI**	13.165%**	(101,449)	—	(101,449)
JPMorgan Chase & Co.	46,560,000BRL	1/2/29	BRL-CDI**	10.262%**	(891,829)	—	(891,829)
Total					$(1,429,222)	—	$(1,429,222)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	88,350,000MXN	11/16/29	28-Day MXN TIIE - Banxico every 28 days	8.902% every 28 days	$20,134	—	$20,134
	103,600,000MXN	11/19/29	28-Day MXN TIIE - Banxico every 28 days	8.825% every 28 days	8,317	—	8,317
	218,950,000MXN	11/10/34	28-Day MXN TIIE - Banxico every 28 days	8.885% every 28 days	(103,473)	—	(103,473)
Total					$(75,022)	—	$(75,022)

See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$1,080,000	12/20/29	3.938%	5.000% quarterly	$45,668	$48,036	$(2,368)
Nabors Industries Inc., 5.750%, due 2/1/25	1,434,000	6/20/29	5.427%	1.000% quarterly	(226,458)	(198,803)	(27,655)
United Airlines Holdings Inc., 4.875%, due 1/15/25	358,500	12/20/29	1.563%	5.000% quarterly	52,884	46,561	6,323
Total	$2,872,500				$(127,906)	$(104,206)	$(23,700)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Transocean Inc., 8.000%, due 2/1/27	$1,434,000	6/20/29	3.967%	1.000% quarterly	$157,491	$156,054	$1,437

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.43 Index	$13,688,000	12/20/29	5.000% quarterly	$1,114,022	$1,154,206	$(40,184)
Markit CDX.NA.IG.43 Index	14,550,000	12/20/29	1.000% quarterly	330,023	331,437	(1,414)
Total	$28,238,000			$1,444,045	$1,485,643	$(41,598)

See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$4,929,000	3/6/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$293,594	—	$293,594

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

 Western Asset Income Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.278%
BRL-CDI	13.150%
Daily SOFR Compound	4.380%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

Summary of Investments by Country#
United States	67.4%
Cayman Islands	7.5
Mexico	2.5
United Kingdom	2.4
Canada	1.7
Brazil	1.3
Argentina	1.2
Supranational	0.9
France	0.9
Luxembourg	0.8
Switzerland	0.7
Germany	0.6
Netherlands	0.5
Jersey	0.5
Italy	0.5
Zambia	0.5
Israel	0.5
Macau	0.4
United Arab Emirates	0.3
Bermuda	0.3
Colombia	0.2
Kenya	0.2
Tanzania	0.2
Ivory Coast	0.2
China	0.2
Ukraine	0.2
Morocco	0.2
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Income Fund
Summary of Investments by Country# (cont’d)
El Salvador	0.2%
Dominican Republic	0.2
Jordan	0.2
Guatemala	0.2
Singapore	0.2
Hong Kong	0.2
Turkey	0.1
Bahamas	0.1
Egypt	0.1
Ireland	0.1
Jamaica	0.1
Angola	0.1
Chile	0.1
Nigeria	0.1
Kazakhstan	0.1
Puerto Rico	0.1
Ghana	0.1
Ethiopia	0.1
Senegal	0.1
South Africa	0.1
Sri Lanka	0.1
Mozambique	0.1
Ecuador	0.0 ‡
Uruguay	0.0 ‡
Purchased Options	0.1
Short-Term Investments	4.3
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2025, and are subject to change.
‡	Represents less than 0.1%.
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
January 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $652,965,972)	$627,371,919
Investments in affiliated securities, at value (Cost — $28,135,212)	28,135,212
Foreign currency, at value (Cost — $5,463,675)	5,289,141
Cash	1,597,398
Interest receivable	7,064,248
Deposits with brokers for centrally cleared swap contracts	3,509,207
Receivable for securities sold	2,587,285
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $2,049,461)	2,002,289
Deposits with brokers for open futures contracts and exchange-traded options	1,613,782
Deposits with brokers for OTC derivatives	1,280,000
Receivable for Fund shares sold	848,292
Unrealized appreciation on forward foreign currency contracts	383,737
OTC swaps, at value (premiums paid — $0)	293,594
Dividends receivable from affiliated investments	52,097
Prepaid expenses	47,810
Total Assets	682,076,011
Liabilities:
Payable for securities purchased	17,220,723
OTC swaps, at value (premiums received — $0)	1,429,222
Distributions payable	1,232,780
Payable for Fund shares repurchased	1,065,401
Unrealized depreciation on forward foreign currency contracts	352,900
Investment management fee payable	312,756
Payable to brokers — net variation margin on open futures contracts	193,145
Payable for open OTC swap contracts	68,614
Service and/or distribution fees payable	59,003
Payable to brokers — net variation margin on centrally cleared swap contracts	53,292
Trustees’ fees payable	715
Written options, at value (premiums received — $45,687)	104
Accrued expenses	368,576
Total Liabilities	22,357,231
Total Net Assets	$659,718,780
Net Assets:
Par value (Note 7)	$1,305
Paid-in capital in excess of par value	942,257,236
Total distributable earnings (loss)	(282,539,761)
Total Net Assets	$659,718,780
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
January 31, 2025
Net Assets:
Class A	$258,105,671
Class C	$5,005,241
Class C1	$177,833
Class I	$71,515,281
Class IS	$324,914,754
Shares Outstanding:
Class A	51,227,582
Class C	993,642
Class C1	35,215
Class I	14,123,470
Class IS	64,124,025
Net Asset Value:
Class A (and redemption price)	$5.04
Class C*	$5.04
Class C1*	$5.05
Class I (and redemption price)	$5.06
Class IS (and redemption price)	$5.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$5.24

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2025

Investment Income:
Interest	$38,392,688
Dividends from affiliated investments	600,655
Less: Foreign taxes withheld	(26,517)
Total Investment Income	38,966,826
Expenses:
Investment management fee (Note 2)	2,486,515
Transfer agent fees (Notes 2 and 5)	460,382
Service and/or distribution fees (Notes 2 and 5)	356,306
Fund accounting fees	67,450
Registration fees	47,709
Audit and tax fees	31,430
Legal fees	21,758
Trustees’ fees	15,506
Shareholder reports	13,760
Commitment fees (Note 9)	5,289
Insurance	3,782
Custody fees	2,252
Miscellaneous expenses	8,332
Total Expenses	3,520,471
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(14,151)
Net Expenses	3,506,320
Net Investment Income	35,460,506
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(6,330,020)
Futures contracts	4,123,230
Written options	929,149
Swap contracts	34,310
Forward foreign currency contracts	(623,053)
Foreign currency transactions	(873,212)
Net Realized Loss	(2,739,596)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	12,898,662
Futures contracts	(9,295,100)
Written options	(51,170)
Swap contracts	1,047,891
Forward foreign currency contracts	1,025,942
Foreign currencies	267,459
Change in Net Unrealized Appreciation (Depreciation)	5,893,684
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	3,154,088
Increase in Net Assets From Operations	$38,614,594
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2025 (unaudited) and the Year Ended July 31, 2024	2025	2024
Operations:
Net investment income	$35,460,506	$91,270,203
Net realized loss	(2,739,596)	(63,297,347)
Change in net unrealized appreciation (depreciation)	5,893,684	66,118,602
Increase in Net Assets From Operations	38,614,594	94,091,458
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(35,679,410)	(91,062,409)
Return of capital	—	(1,054,376)
Decrease in Net Assets From Distributions to Shareholders	(35,679,410)	(92,116,785)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	256,367,024	174,779,383
Reinvestment of distributions	29,383,884	79,496,066
Cost of shares repurchased	(806,076,124)	(253,675,636)
Increase (Decrease) in Net Assets From Fund Share Transactions	(520,325,216)	599,813
Increase (Decrease) in Net Assets	(517,390,032)	2,574,486
Net Assets:
Beginning of period	1,177,108,812	1,174,534,326
End of period	$659,718,780	$1,177,108,812
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.05	$5.04	$5.28	$6.12	$5.89	$6.19
Income (loss) from operations:
Net investment income	0.18	0.37	0.33	0.24	0.23	0.29
Net realized and unrealized gain (loss)	(0.01)[3]	0.01	(0.22)	(0.83)	0.25	(0.28)
Total income (loss) from operations	0.17	0.38	0.11	(0.59)	0.48	0.01
Less distributions from:
Net investment income	(0.18)	(0.37)	(0.34)	(0.25)	(0.25)	(0.19)
Return of capital	—	(0.00)[4]	(0.01)	(0.00)[4]	—	(0.12)
Total distributions	(0.18)	(0.37)	(0.35)	(0.25)	(0.25)	(0.31)
Net asset value, end of period	$5.04	$5.05	$5.04	$5.28	$6.12	$5.89
Total return[5]	3.32%	8.19%	2.02%	(9.79)%	8.23%	0.28%[6]
Net assets, end of period (millions)	$258	$265	$254	$271	$326	$297
Ratios to average net assets:
Gross expenses	0.93%[7]	0.92%	0.93%	0.92%	0.94%	0.97%
Net expenses[8,9]	0.93 [7]	0.92	0.93	0.92	0.93	0.97
Net investment income	6.95 [7]	7.44	6.60	4.12	3.82	4.96
Portfolio turnover rate	57%	66%	40%	49%	71%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.11% for the year ended July 31, 2020.
[7]	Annualized.
[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.04	$5.03	$5.27	$6.12	$5.88	$6.19
Income (loss) from operations:
Net investment income	0.16	0.33	0.30	0.19	0.19	0.25
Net realized and unrealized gain (loss)	0.00 [3]	0.02	(0.23)	(0.83)	0.25	(0.29)
Total income (loss) from operations	0.16	0.35	0.07	(0.64)	0.44	(0.04)
Less distributions from:
Net investment income	(0.16)	(0.34)	(0.30)	(0.21)	(0.20)	(0.17)
Return of capital	—	(0.00)[3]	(0.01)	(0.00)[3]	—	(0.10)
Total distributions	(0.16)	(0.34)	(0.31)	(0.21)	(0.20)	(0.27)
Net asset value, end of period	$5.04	$5.04	$5.03	$5.27	$6.12	$5.88
Total return[4]	3.15%	7.20%	1.49%	(10.63)%	7.65%	(0.62)%[5]
Net assets, end of period (000s)	$5,005	$4,519	$4,028	$4,455	$6,079	$5,975
Ratios to average net assets:
Gross expenses	1.65%[6]	1.66%	1.65%	1.67%	1.65%	1.70%
Net expenses[7,8]	1.65 [6]	1.66	1.65	1.67	1.65	1.70
Net investment income	6.23 [6]	6.70	5.87	3.36	3.10	4.24
Portfolio turnover rate	57%	66%	40%	49%	71%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.06	$5.05	$5.29	$6.13	$5.89	$6.20
Income (loss) from operations:
Net investment income	0.17	0.35	0.31	0.21	0.21	0.28
Net realized and unrealized gain (loss)	(0.02)[3]	0.01	(0.22)	(0.82)	0.25	(0.30)
Total income (loss) from operations	0.15	0.36	0.09	(0.61)	0.46	(0.02)
Less distributions from:
Net investment income	(0.16)	(0.35)	(0.32)	(0.23)	(0.22)	(0.18)
Return of capital	—	(0.00)[4]	(0.01)	(0.00)[4]	—	(0.11)
Total distributions	(0.16)	(0.35)	(0.33)	(0.23)	(0.22)	(0.29)
Net asset value, end of period	$5.05	$5.06	$5.05	$5.29	$6.13	$5.89
Total return[5]	3.08%	7.71%	1.63%	(10.16)%	7.92%	(0.23)%[6]
Net assets, end of period (000s)	$178	$162	$224	$455	$910	$1,361
Ratios to average net assets:
Gross expenses	1.39%[7]	1.37%	1.34%	1.37%	1.39%	1.34%
Net expenses[8,9]	1.39 [7]	1.37	1.34	1.37	1.39	1.34
Net investment income	6.49 [7]	6.97	6.08	3.64	3.40	4.64
Portfolio turnover rate	57%	66%	40%	49%	71%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.
[7]	Annualized.
[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.08	$5.07	$5.31	$6.16	$5.92	$6.23
Income (loss) from operations:
Net investment income	0.18	0.39	0.35	0.26	0.24	0.31
Net realized and unrealized gain (loss)	(0.02)[3]	0.01	(0.23)	(0.84)	0.27	(0.29)
Total income (loss) from operations	0.16	0.40	0.12	(0.58)	0.51	0.02
Less distributions from:
Net investment income	(0.18)	(0.39)	(0.35)	(0.27)	(0.27)	(0.20)
Return of capital	—	(0.00)[4]	(0.01)	(0.00)[4]	—	(0.13)
Total distributions	(0.18)	(0.39)	(0.36)	(0.27)	(0.27)	(0.33)
Net asset value, end of period	$5.06	$5.08	$5.07	$5.31	$6.16	$5.92
Total return[5]	3.46%	8.50%	2.36%	(9.62)%	8.70%	0.43%[6]
Net assets, end of period (000s)	$71,515	$572,292	$591,490	$557,981	$795,255	$122,512
Ratios to average net assets:
Gross expenses	0.67%[7]	0.64%	0.63%	0.65%	0.62%	0.69%
Net expenses[8,9]	0.67 [7]	0.64	0.63	0.65	0.62	0.68
Net investment income	7.11 [7]	7.72	6.91	4.37	3.89	5.22
Portfolio turnover rate	57%	66%	40%	49%	71%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.26% for the year ended July 31, 2020.
[7]	Annualized.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Income Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.07	$5.06	$5.31	$6.16	$5.92	$6.23
Income (loss) from operations:
Net investment income	0.19	0.39	0.36	0.26	0.25	0.31
Net realized and unrealized gain (loss)	0.00 [3]	0.02	(0.24)	(0.83)	0.26	(0.28)
Total income (loss) from operations	0.19	0.41	0.12	(0.57)	0.51	0.03
Less distributions from:
Net investment income	(0.19)	(0.40)	(0.36)	(0.28)	(0.27)	(0.21)
Return of capital	—	(0.00)[3]	(0.01)	(0.00)[3]	—	(0.13)
Total distributions	(0.19)	(0.40)	(0.37)	(0.28)	(0.27)	(0.34)
Net asset value, end of period	$5.07	$5.07	$5.06	$5.31	$6.16	$5.92
Total return[4]	3.72%	8.39%	2.45%	(9.52)%	8.80%	0.53%[5]
Net assets, end of period (millions)	$325	$335	$325	$328	$236	$104
Ratios to average net assets:
Gross expenses	0.55%[6]	0.54%	0.54%	0.54%	0.55%	0.59%
Net expenses[7,8]	0.55 [6]	0.54	0.54	0.54	0.55	0.58
Net investment income	7.33 [6]	7.82	6.99	4.58	4.12	5.25
Portfolio turnover rate	57%	66%	40%	49%	71%	59%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation

Western Asset Income Fund 2025 Semi-Annual Report

Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$46,526,939	$1,774,597	$48,301,536
Financials	—	31,192,755	0 *	31,192,755
Other Corporate Bonds & Notes	—	179,299,462	—	179,299,462
Collateralized Mortgage Obligations	—	124,310,258	—	124,310,258
Senior Loans:
Communication Services	—	13,900,008	1,573,925	15,473,933
Consumer Discretionary	—	17,474,470	1,774,751	19,249,221
Energy	—	—	728,100	728,100
Financials	—	18,336,569	2,551,369	20,887,938
Industrials	—	20,841,078	1,127,000	21,968,078
Information Technology	—	17,785,289	3,218,724	21,004,013
Materials	—	907,875	1,376,067	2,283,942
Sovereign Bonds	—	—	1,520,750	1,520,750
Other Senior Loans	—	16,538,258	—	16,538,258
Asset-Backed Securities	—	71,290,670	—	71,290,670
Sovereign Bonds	—	45,288,473	—	45,288,473
U.S. Government & Agency Obligations	—	4,545,261	—	4,545,261
Convertible Bonds & Notes	—	2,609,712	—	2,609,712
Purchased Options:
Exchange-Traded Purchased Options	$641,450	—	—	641,450
OTC Purchased Options	—	22,030	—	22,030
Non-U.S. Treasury Inflation Protected Securities	—	137,724	—	137,724
Common Stocks	—	—	63,564	63,564
Warrants	13,231	—	—	13,231
Mortgage-Backed Securities	—	1,560	—	1,560
Total Long-Term Investments	654,681	611,008,391	15,708,847	627,371,919
Short-Term Investments†	28,135,212	—	—	28,135,212
Total Investments	$28,789,893	$611,008,391	$15,708,847	$655,507,131

Western Asset Income Fund 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$30,882	—	—	$30,882
Forward Foreign Currency Contracts††	—	$383,737	—	383,737
Centrally Cleared Interest Rate Swaps††	—	28,451	—	28,451
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	6,323	—	6,323
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	1,437	—	1,437
OTC Total Return Swaps	—	293,594	—	293,594
Total Other Financial Instruments	$30,882	$713,542	—	$744,424
Total	$28,820,775	$611,721,933	$15,708,847	$656,251,555
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$104	—	$104
Futures Contracts††	$2,727,422	—	—	2,727,422
Forward Foreign Currency Contracts††	—	352,900	—	352,900
OTC Interest Rate Swaps	—	1,429,222	—	1,429,222
Centrally Cleared Interest Rate Swaps††	—	103,473	—	103,473
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	30,023	—	30,023
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	41,598	—	41,598
Total	$2,727,422	$1,957,320	—	$4,684,742

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2024	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Energy	—	$648	—	$(648)	$1,774,597
Financials	$161,400	—	—	(161,400)	—
Senior Loans:
Communication Services	—	—	—	11,775	1,562,150
Consumer Discretionary	5,746,126	6,853	$18,610	(74,391)	140,178
Energy	719,100	396	—	8,604	—
Financials	8,685,817	10,116	32,610	3,314	180,888
Health Care	2,131,558	(565)	(45,937)	204,932	—
Industrials	5,254,201	503	(57,931)	99,142	1,117,200
Information Technology	4,895,912	875	9,430	(21,192)	3,204,613
Materials	1,356,464	—	—	19,603	—
Sovereign Bonds	1,522,675	—	—	(1,925)	—
Common Stocks:
Materials	193,546	—	—	(129,982)	—
Total	$30,666,799	$18,826	$(43,218)	$(42,168)	$7,979,626

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2025[2]
Corporate Bonds & Notes:
Energy	—	—	—	$1,774,597	$(648)
Financials	—	—	—	0 *	(161,400)
Senior Loans:
Communication Services	—	—	—	1,573,925	11,775
Consumer Discretionary	$(4,062,625)	—	—	1,774,751	(21,418)

Western Asset Income Fund 2025 Semi-Annual Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2025[2]
Energy	—	—	—	$728,100	$8,604
Financials	$(3,436,836)	$322,354	$(3,246,894)	2,551,369	27,699
Health Care	(1,154,774)	—	(1,135,214)	—	—
Industrials	(2,647,157)	—	(2,638,958)	1,127,000	9,800
Information Technology	(3,324,014)	—	(1,546,900)	3,218,724	16,066
Materials	—	—	—	1,376,067	19,603
Sovereign Bonds	—	—	—	1,520,750	(1,925)
Common Stocks:
Materials	—	—	—	63,564	(129,982)
Total	$(14,625,406)	$322,354	$(8,567,966)	$15,708,847	$(221,826)

*	Amount represents less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.
[2]
This amount is included in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction, or to attempt to enhance the Fund’s return or yield. A forward foreign currency

Western Asset Income Fund 2025 Semi-Annual Report

contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2025, the total notional value of all credit default swaps to sell protection was $31,110,500. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended January 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as

Western Asset Income Fund 2025 Semi-Annual Report

defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are

Western Asset Income Fund 2025 Semi-Annual Report

disclosed in the accompanying Schedule of Investments. At January 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign

Western Asset Income Fund 2025 Semi-Annual Report

investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of January 31, 2025, the Fund held OTC written options, forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $1,782,226. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of January 31, 2025, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,280,000 which could be used to reduce the required payment.
At January 31, 2025, the Fund held non-cash collateral from Goldman Sachs Group Inc. in the amount of $82,908. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(r) Distributions to shareholders. Distributions from net investment income of the Fund are recorded each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(s) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Income Fund 2025 Semi-Annual Report

(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.80%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended January 31, 2025, fees waived and/or expenses reimbursed amounted to $14,151, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at January 31, 2025, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the six months ended January 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended January 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $6,937 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. Class C shares and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if

Western Asset Income Fund 2025 Semi-Annual Report

redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended January 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$8,204	—
CDSCs	716	$7
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended January 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$262,841,795	$265,473,901
Sales	743,514,766	283,092,808
At January 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$685,234,933	$14,576,583	$(44,304,385)	$(29,727,802)
Written options	(45,687)	45,583	—	45,583
Futures contracts	—	30,882	(2,727,422)	(2,696,540)
Forward foreign currency contracts	—	383,737	(352,900)	30,837
Swap contracts	1,537,491	329,805	(1,604,316)	(1,274,511)
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Market Risk	Total
Purchased options[2]	$606,350	$22,030	—	$35,100	—	$663,480
Futures contracts[3]	30,882	—	—	—	—	30,882
Forward foreign currency contracts	—	383,737	—	—	—	383,737
OTC swap contracts[4]	—	—	—	—	$293,594	293,594
Centrally cleared swap contracts[5]	28,451	—	$7,760	—	—	36,211
Total	$665,683	$405,767	$7,760	$35,100	$293,594	$1,407,904

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	—	$104	—	$104
Futures contracts[3]	$2,727,422	—	—	2,727,422
Forward foreign currency contracts	—	352,900	—	352,900
OTC swap contracts[4]	1,429,222	—	—	1,429,222
Centrally cleared swap contracts[5]	103,473	—	$71,621	175,094
Total	$4,260,117	$353,004	$71,621	$4,684,742

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Income Fund 2025 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Market Risk	Total
Purchased options[1]	$(114,607)	$(287,958)	$(172,335)	$(381,211)	—	$(956,111)
Futures contracts	4,123,230	—	—	—	—	4,123,230
Written options	585,219	67,051	190,695	86,184	—	929,149
Swap contracts	(2,289,041)	—	2,155,675	—	$167,676	34,310
Forward foreign currency contracts	—	(623,053)	—	—	—	(623,053)
Total	$2,304,801	$(843,960)	$2,174,035	$(295,027)	$167,676	$3,507,525

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Market Risk	Total
Purchased options[1]	$(203,939)	$(40,668)	$89,808	$(10,035)	—	$(164,834)
Futures contracts	(9,295,100)	—	—	—	—	(9,295,100)
Written options	—	45,583	(72,832)	(23,921)	—	(51,170)
Swap contracts	888,174	—	(166,625)	—	$326,342	1,047,891
Forward foreign currency contracts	—	1,025,942	—	—	—	1,025,942
Total	$(8,610,865)	$1,030,857	$(149,649)	$(33,956)	$326,342	$(7,437,271)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended January 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$412,312
Written options	56,824
Futures contracts (to buy)	335,337,034
Futures contracts (to sell)	45,581,958
Forward foreign currency contracts (to buy)	89,321,679
Forward foreign currency contracts (to sell)	136,096,949
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Average Notional Balance
Interest rate swap contracts	$69,389,351
Credit default swap contracts (buy protection)	9,313,012
Credit default swap contracts (sell protection)	45,097,941
Total return swap contracts	5,412,857
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$13,553	$(462,129)	$(448,576)	$460,000	$11,424
BNP Paribas SA	24,040	(80,517)	(56,477)	—	(56,477)
Citibank N.A.	85,222	(76,054)	9,168	40,000	49,168
Goldman Sachs Group Inc.	116,820	(6,201)	110,619	(82,908)	27,711
JPMorgan Chase & Co.	294,577	(1,071,060)	(776,483)	780,000	3,517
Morgan Stanley & Co. Inc.	165,149	(86,265)	78,884	—	78,884
Total	$699,361	$(1,782,226)	$(1,082,865)	$1,197,092	$114,227

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Income Fund 2025 Semi-Annual Report

For the six months ended January 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$331,536	$172,766
Class C	24,172	2,484
Class C1	598	124
Class I	—	284,757
Class IS	—	251
Total	$356,306	$460,382
For the six months ended January 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$4,001
Class C	74
Class C1	3
Class I	5,193
Class IS	4,880
Total	$14,151
6. Distributions to shareholders by class

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Net Investment Income:
Class A	$9,232,492	$19,150,692
Class C	150,600	278,579
Class C1	5,549	12,480
Class I	14,930,966	45,989,317
Class IS	11,359,803	25,631,341
Total	$35,679,410	$91,062,409
Return of Capital:
Class A	—	$221,738
Class C	—	3,226
Class C1	—	145
Class I	—	532,492
Class IS	—	296,775
Total	—	$1,054,376
7. Shares of beneficial interest
At January 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,360,204	$12,072,278	7,953,022	$39,697,852
Shares issued on reinvestment	1,802,589	9,118,441	3,821,723	19,062,572
Shares repurchased	(5,410,137)	(27,372,023)	(9,777,973)	(48,699,602)
Net increase (decrease)	(1,247,344)	$(6,181,304)	1,996,772	$10,060,822
Class C
Shares sold	172,287	$874,036	295,262	$1,478,070
Shares issued on reinvestment	29,789	150,600	56,423	281,292
Shares repurchased	(104,096)	(525,687)	(256,476)	(1,280,912)
Net increase	97,980	$498,949	95,209	$478,450
Class C1
Shares sold	2,084	$10,646	4,345	$21,712
Shares issued on reinvestment	1,095	5,549	2,529	12,625
Shares repurchased	(53)	(270)	(19,107)	(94,859)
Net increase (decrease)	3,126	$15,925	(12,233)	$(60,522)
Class I
Shares sold	3,789,681	$19,066,676	17,959,107	$90,304,861
Shares issued on reinvestment	2,845,346	14,509,642	8,821,881	44,256,701
Shares repurchased	(105,240,749)	(537,460,511)	(30,816,629)	(154,377,868)
Net decrease	(98,605,722)	$(503,884,193)	(4,035,641)	$(19,816,306)
Class IS
Shares sold	44,223,131	$224,343,388	8,540,070	$43,276,888
Shares issued on reinvestment	1,099,683	5,599,652	3,166,155	15,882,876
Shares repurchased	(47,273,320)	(240,717,633)	(9,732,913)	(49,222,395)
Net increase (decrease)	(1,950,506)	$(10,774,593)	1,973,312	$9,937,369
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Income Fund 2025 Semi-Annual Report

all or some portion of the six months ended January 31, 2025. The following transactions were effected in such company for the six months ended January 31, 2025.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$38,944,014	$506,717,972	506,717,972	$517,526,774	517,526,774

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$600,655	—	$28,135,212
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2025.
10. Deferred capital losses
As of July 31, 2024, the Fund had deferred capital losses of $239,131,061, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to
Western Asset Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Income Fund 2025 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Income Fund

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Western Asset
Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Income Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

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NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90040-SFSOI 3/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 24, 2025